RELATED PARTY TRANSACTIONS - Change in Beneficial Ownership (Details) - USD ($) shares in Millions, $ in Billions	May 19, 2022	Dec. 31, 2021	Nov. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
IBM
Related Party Transaction [Line Items]
Ownership percentage retained	9.90%		19.90%
Shares disposed of by related party	22.3
IBM
Related Party Transaction [Line Items]
Shares disposed of by related party	22.3
Assigned receivables		$ 1.9		$ 3.1	$ 3.0